UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                     FRANKLIN FLOATING RATE MASTER TRUST
                     -----------------------------------
            (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              -----------------------------------------------
           (Address of principal executive offices) (Zip code)

       CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS

                                                                                       Year Ended July 31,
                                                                 -------------------------------------------------------------------
                                                                        2007          2006          2005          2004         2003
                                                                 -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                     $9.77         $9.85         $9.84         $9.69        $9.58
                                                                 -------------------------------------------------------------------
Income from investment operations a :
     Net investment income                                             0.655         0.565         0.398         0.334        0.464
     Net realized and unrealized gains (losses)                      (0.258)       (0.076)         0.013         0.151        0.111
                                                                 -------------------------------------------------------------------
Total from investment operations                                       0.397         0.489         0.411         0.485        0.575
                                                                 -------------------------------------------------------------------
Less distributions from net investment income                        (0.657)       (0.569)       (0.401)       (0.335)      (0.465)
                                                                 -------------------------------------------------------------------
Net asset value, end of year                                           $9.51         $9.77         $9.85         $9.84        $9.69
                                                                 -------------------------------------------------------------------

Total return                                                           4.09%         5.09%         4.23%         5.08%        6.19%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates                      0.95%         0.95%         0.95%         0.98%        1.02%
Expenses net of waiver and payments by affiliates                      0.60%         0.60%         0.60%         0.60%        0.60%
Net investment income                                                  6.70%         5.76%         4.08%         3.34%        4.86%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                                   $1,069,720   $ 1,140,854    $1,121,133      $757,987     $218,647
Portfolio turnover rate                                               77.72%        78.29%        72.38%        54.41%       75.69%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

   The accompanying notes are an integral part of these financial statements.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JULY 31, 2007


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  b,c  SENIOR FLOATING RATE INTERESTS
       ADVERTISING/MARKETING SERVICES
       Dex Media East LLC, Term Loan B, 6.84% - 6.86%, 5/08/09           United States    $   1,978,348   $  1,961,769         0.18
       Dex Media West LLC,
              Term Loan B1, 6.86%, 3/09/10                               United States        2,445,587      2,413,453         0.23
              Term Loan B2, 6.84% - 6.86%, 3/09/10                       United States        2,893,390      2,855,371         0.27

       IDEARC Inc.,
              Term Loan A, 6.86%, 11/17/13                               United States        2,000,000      1,930,500         0.18
              Term Loan B, 7.36%, 11/17/14                               United States       10,052,500      9,673,018         0.90

       R.H. Donnelley Inc.,
              Term Loan A-4, 6.57% - 6.59%, 12/31/09                     United States          482,809        475,832         0.04
              Term Loan D-2, 6.86%, 6/30/11                              United States        4,307,218      4,263,586         0.40
       Valassis Communications Inc., Term Loan B, 7.11%, 3/02/14         United States        2,154,100      2,014,299         0.19
                                                                                                            ------------------------
                                                                                                            25,587,828         2.39
                                                                                                            ------------------------

       AEROSPACE & DEFENSE
    d  BE Aerospace Inc., Term Loan B, 7.11% - 7.14%, 8/24/12            United States        2,616,667      2,578,411         0.24
       CACI International Inc., Term Loan B, 6.86% - 8.75%, 5/03/11      United States        2,408,226      2,378,195         0.22
       DRS Technologies Inc., Term Loan, 6.86%, 1/31/13                  United States          741,188        721,398         0.07
       Dyncorp International LLC, Term Loan B, 7.625%, 2/11/11           United States        2,631,989      2,614,513         0.24
       Hawker Beechcraft Inc.,
              Synthetic L/C, 5.26%, 3/26/14                              United States          195,035        190,119         0.02
              Term Loan B, 7.32% - 7.36%, 3/26/14                        United States        2,299,202      2,241,239         0.21
       ILC Industries Inc., Term Loan B, 7.61%, 2/24/12                  United States          859,017        847,927         0.08
       SI International Inc., Term Loan B, 7.32% - 7.34%, 12/31/10       United States        2,070,524      2,052,221         0.19
    d  Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B,
         7.11%, 12/31/11                                                 United States        2,997,390      2,998,199         0.28
       TransDigm Inc., Term Loan B, 7.36%, 6/23/13                       United States        4,400,000      4,296,952         0.40
       Vought Aircraft Industries Inc., Term Loan B, 7.83%, 12/22/11     United States        4,275,278      4,259,117         0.40
                                                                                                            ------------------------
                                                                                                            25,178,291         2.35
                                                                                                            ------------------------

       APPAREL/FOOTWEAR
       Hanesbrands Inc., Term Loan B, 7.07% - 7.11%, 9/05/13             United States        1,000,393        979,365         0.09
       Warnaco Inc., Term Loan, 6.84% - 8.75%, 1/31/13                   United States        2,533,901      2,495,234         0.23
                                                                                                            ------------------------
                                                                                                             3,474,599         0.32
                                                                                                            ------------------------

       APPAREL/FOOTWEAR RETAIL
       Easton Bell Sports Inc., Term Loan B, 7.11%, 3/16/12              United States        3,889,471      3,836,496         0.36
       The William Carter Co., Term Loan B, 6.84% - 6.858%, 7/14/12      United States        4,486,480      4,349,284         0.40
                                                                                                            ------------------------
                                                                                                             8,185,780         0.76
                                                                                                            ------------------------

       AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
       Accuride Corp., Term Loan B, 7.375%, 1/31/12                      United States        1,714,182      1,665,970         0.16
       Cooper Standard Automotive Inc.,
              Term Loan B, 7.875%, 12/23/11                                  Canada           1,924,118      1,906,205         0.18
              Term Loan C, 7.875%, 12/23/11                              United States        4,776,051      4,731,586         0.44
       Dayco Products LLC (Mark IV), Term Loan B, 7.82% - 7.89%,
         6/23/11                                                         United States        3,816,213      3,784,385         0.35
       Key Safety Systems Inc., Term Loan B, 7.57% - 7.61%, 3/08/14      United States        2,593,500      2,553,716         0.24
       Tenneco Inc., Synthetic L/C, 6.82%, 3/16/14                       United States        3,600,867      3,547,934         0.33

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       TRW Automotive Inc., Tranche B-1 Term Loan, 6.875%, 2/09/14       United States        1,381,987      1,357,153         0.13
                                                                                                            ------------------------
                                                                                                            19,546,949         1.83
                                                                                                            ------------------------

       AUTOMOTIVE AFTERMARKET
       Affinia Group Inc., Term Loan B, 8.358%, 11/30/11                 United States        4,762,586      4,706,030         0.44
       United Components Inc., Term Loan D, 7.36%, 6/29/12               United States        2,737,452      2,706,409         0.25
                                                                                                            ------------------------
                                                                                                             7,412,439         0.69
                                                                                                            ------------------------

       BEVERAGES: ALCOHOLIC
       Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13           United States        2,500,000      2,465,500         0.23
       Southern Wine & Spirits of America Inc., Term Loan B, 6.86%,
         5/31/12                                                         United States        2,799,661      2,765,701         0.26
                                                                                                            ------------------------
                                                                                                             5,231,201         0.49
                                                                                                            ------------------------

       BROADCASTING
       Alliance Atlantis Communications Inc., Term Loan C, 6.85%,
         12/16/11                                                        United States        2,932,500      2,904,964         0.27
    d  Citadel Broadcasting Corp., Term Loan B, 6.985%, 6/12/14          United States       10,522,642      9,985,461         0.93
       Cumulus Media Inc., Replacement Term Loan, 7.07% - 7.11%,
         6/11/14                                                         United States        2,251,509      2,218,929         0.21
       Entravision Communications Corp., Term Loan B, 6.86%, 3/29/13     United States        9,945,693      9,854,292         0.92
       Gray Television Inc., Term Loan B, 6.86%, 12/31/14                United States        4,100,000      4,020,665         0.38
       LBI Media Inc., Term Loan B, 6.82%, 3/31/12                       United States          987,500        974,189         0.09
       Mission Broadcasting Inc., Term Loan B, 7.11%, 10/01/12           United States        3,775,927      3,735,374         0.35
       Nexstar Broadcasting Inc., Term Loan B, 7.11%, 10/01/12           United States        3,576,664      3,538,250         0.33
       NextMedia Inc.,
              Delay Draw, 7.32%, 11/15/12                                United States          533,668        510,987         0.05
              Initial Term Loan, 7.32%, 11/15/12                         United States        1,200,754      1,187,702         0.11
       Spanish Broadcasting System Inc., Term Loan B, 7.11%, 6/11/12     United States        1,955,000      1,931,481         0.18
       Univision Communications Inc., Term Loan B, 7.61%, 9/29/14        United States       11,275,168     10,336,172         0.97
                                                                                                            ------------------------
                                                                                                            51,198,466         4.79
                                                                                                            ------------------------

       BUILDING PRODUCTS
       Goodman Global Holdings Inc., Term Loan C, 7.125%, 12/15/11       United States        2,336,974      2,294,698         0.21
       Mueller Water Products Inc., Term Loan B, 7.07% - 7.11%, 5/24/14  United States        2,137,318      2,091,985         0.20
       NCI Building Systems Inc., Term Loan B, 6.82%, 6/18/10            United States        2,246,060      2,226,385         0.21
       Nortek Inc., Term Loan, 7.61% - 9.50%, 8/27/11                    United States        9,372,580      9,032,824         0.84
                                                                                                            ------------------------
                                                                                                            15,645,892         1.46
                                                                                                            ------------------------

       CABLE/SATELLITE TELEVISION
       Charter Communications Operating LLC,
              New First Lien Term Loan, 7.36%, 3/06/14                   United States        2,300,000      2,152,248         0.20
              Refinance First Lien Term Loan, 7.36%, 3/06/14             United States        7,708,399      7,213,212         0.67
       CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07%,
         3/29/13                                                         United States       12,037,575     11,628,779         1.09
       DIRECTV Holdings LLC, Term Loan B, 6.82%, 4/13/13                 United States        5,562,385      5,459,035         0.51
       Discovery Communications Inc., Term Loan B, 7.36%, 5/14/14        United States        6,300,000      6,183,891         0.58
       Insight Midwest Holdings, Term Loan B, 7.36%, 4/02/14             United States        7,900,000      7,670,268         0.71
       Intelsat Corp. (Panamsat), Term Loan B2, 7.36%, 1/03/14           United States        6,369,316      6,182,122         0.58
       Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 7.36%,
         6/30/13                                                         United States        4,378,023      4,282,188         0.40
       MCC Iowa,
              Term Loan D-1, 7.07% - 7.11%, 1/31/15                      United States        5,995,776      5,754,026         0.54
              Term Loan D-2 (Delayed Draw), 7.07%, 1/31/15               United States        1,528,569      1,466,937         0.14
       Mediacom Broadband (MCC Iowa), Term Loan A, 6.82% - 6.86%,
         3/31/10                                                         United States        1,965,000      1,896,834         0.18
       Mediacom LLC, Term Loan C, 7.07% - 7.11%, 1/31/15                 United States        2,276,063      2,184,292         0.20
       UPC Financing Partnership,
              Term Loan N-1, 7.13%, 12/31/14                              Netherlands         9,322,000      9,009,247         0.84
              Term Loan N-2, 7.13%, 12/31/14                              Netherlands         2,178,000      2,104,928         0.20

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       Virgin Media Dover LLC (NTL Dover LLC), Tranche B4, 7.36%,
         9/03/12                                                          United States       3,045,902      3,022,905         0.28
                                                                                                            ------------------------
                                                                                                            76,210,912         7.12
                                                                                                            ------------------------

       CASINOS/GAMING
       Ameristar Casinos Inc., Term Loan B, 6.82%, 11/10/12               United States       2,000,000      1,965,100         0.18
       Cannery Casino Resort LLC,
           e  Delayed Draw Term Loan, 7.61%, 5/18/13                      United States         129,921        126,943         0.01
              Term Loan B, 7.61%, 5/18/13                                 United States       1,818,898      1,777,208         0.17
       CCM Merger Inc. (MotorCity Casino), Term Loan B, 7.36%, 7/13/12    United States       2,830,932      2,780,202         0.26
       Greektown Holdings LLC,
              Term Loan B, 7.875%, 12/03/12                               United States       2,657,305      2,611,679         0.24
              Term Loan B Add-On, 7.875%, 12/03/12                        United States         499,500        490,924         0.05
       Green Valley Ranch Gaming LLC, Term Loan B, 7.36%, 2/16/14         United States       3,340,402      3,281,244         0.31
       Herbst Gaming Inc.,
              Delayed Draw Term Loan, 7.235%, 12/02/11                    United States         432,250        415,211         0.04
              Term Loan B, 7.235%, 12/02/11                               United States         862,333        828,340         0.08
       Isle of Capri Black Hawk LLC, Term Loan, 7.34% - 7.36%, 10/24/11   United States       4,534,072      4,459,486         0.42
       Las Vegas Sands LLC, Term Loan B, 7.11%, 5/23/14                   United States       3,760,000      3,649,381         0.34
       Penn National Gaming Inc., Term Loan B, 7.11%, 10/03/12            United States       1,110,514      1,088,004         0.10
       VML U.S. Finance LLC (Venetian Macau),
              Delay Draw, 7.61%, 5/25/12                                      Macau           2,766,667      2,740,605         0.26
              New Project Term Loans, 7.61%, 5/25/13                          Macau           1,000,000        986,040         0.09
              Term Loan B, 7.61%, 5/24/13                                     Macau           2,033,333      2,010,052         0.19
    d  Wynn Group Asia Inc., Project Facility Tranche C, 9.00%, 5/31/14       Macau           1,250,000      1,228,000         0.11
                                                                                                            ------------------------
                                                                                                            30,438,419         2.85
                                                                                                            ------------------------

       CHEMICALS: MAJOR DIVERSIFIED
       Celanese U.S. Holdings LLC, Dollar Term Loan, 7.11%, 4/02/14       United States       5,785,500      5,495,184         0.51
       Huntsman International, Term Loan B, 7.07%, 4/19/14                United States       6,024,708      5,826,857         0.55
       Ineos U.S. Finance LLC,
              Term Loan B2, 7.58%, 12/16/13                               United States       1,683,000      1,626,603         0.15
              Term Loan C2, 8.08%, 12/23/14                               United States       1,683,000      1,660,515         0.16
       Invista Canada Co., Term Loan B2, 6.86%, 4/29/11                      Canada             992,046        981,342         0.09
       Invista SARL, Term Loan B1, 6.86%, 4/29/11                          Luxembourg         1,871,524      1,851,330         0.17
       Lyondell Chemical Co., Term Loan, 6.856%, 8/16/13                  United States       9,634,750      9,495,335         0.89
                                                                                                            ------------------------
                                                                                                            26,937,166         2.52
                                                                                                            ------------------------

       CHEMICALS: SPECIALTY
       Brenntag Holding GmbH & Co. KG,
              Acquisition Facility, 7.387%, 1/20/14                          Germany            451,636        443,448         0.04
              Term Loan B2, 7.387%, 1/20/14                               United States       1,848,364      1,810,121         0.17
       Cognis GmbH, Term Loan C , 7.357%, 9/15/13                            Germany          2,300,000      2,248,917         0.21
       Compass Minerals Group Inc., Term Loan, 6.84% - 6.86%, 12/22/12    United States         796,327        778,872         0.07
       Hexion Specialty Chemicals BV, Term Loan C-2, 7.625%, 5/03/13       Netherlands        2,290,022      2,248,962         0.21
       Hexion Specialty Chemicals Inc., Term Loan C-1, 7.625%, 5/03/13    United States      10,541,999     10,352,981         0.97
       ISP Chemco LLC, Term Loan B, 7.125%, 6/04/14                       United States       3,100,000      2,975,039         0.28
       JohnsonDiversey Inc.,
              Delay Draw, 7.86%, 12/16/10                                 United States         177,143        172,823         0.02
              Term Loan B, 7.86%, 12/16/11                                United States       2,456,690      2,397,361         0.22
       Nalco Co., Term Loan B, 7.07% - 7.12%, 11/04/10                    United States       5,296,469      5,193,559         0.49
       Oxbow Carbon LLC, Term Loan B, 7.36% - 9.25%, 5/08/14              United States       3,210,076      3,139,518         0.29
       Rockwood Specialties Group Inc., Term Loan E, 6.857%, 7/30/12      United States       3,202,752      3,162,109         0.30
       Vertellus Specialties Inc., First Lien Term Loan, 8.61%, 7/10/13   United States       2,178,000      2,147,159         0.20
                                                                                                            ------------------------
                                                                                                            37,070,869         3.47
                                                                                                            ------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       COAL
       Alpha Natural Resources LLC, Term Loan B, 7.11%, 10/26/12          United States       2,265,500      2,229,320          0.21
                                                                                                            ------------------------

       COMMERCIAL PRINTING/FORMS
       Cenveo Corp.,
              Delayed Draw Term Loan, 7.11%, 6/21/13                      United States          43,807         43,102         0.01
              Term Loan C, 7.11%, 6/21/13                                 United States       2,214,223      2,178,575         0.20
                                                                                                            ------------------------
                                                                                                             2,221,677         0.21
                                                                                                            ------------------------

       CONSUMER SUNDRIES
       Central Garden & Pet Co., Term Loan B, 6.82%, 9/30/12              United States       3,956,368      3,895,242         0.37
       Chattem Inc., Term Loan B, 7.09% - 7.11%, 1/02/13                  United States         585,000        575,950         0.05
                                                                                                            ------------------------
                                                                                                             4,471,192         0.42
                                                                                                            ------------------------

       CONTAINERS/PACKAGING
       Altivity Packaging LLC (Bluegrass Container Co.),
              Delayed Draw First Lien Term Loan, 7.57% - 7.61%, 6/30/13   United States       1,003,200        991,402         0.09
              First Lien Term Loan, 7.57% - 7.61%, 6/30/13                United States       3,352,800      3,297,881         0.31
       Berry Plastics Holding Corp., Term Loan C, 7.355%, 4/03/15         United States         694,759        668,316         0.06
       BWAY Corp., Term Loan B, 7.188%, 7/17/13                           United States       1,248,947      1,226,966         0.12
       Graham Packaging Co. LP., New Term Loan, 7.625%, 10/07/11          United States       6,716,461      6,663,401         0.62
       Smurfit-Stone Container Canada Inc.,
              Term Loan C, 7.375%, 11/01/11                                  Canada             572,801        563,533         0.05
              Term Loan C-1, 7.375%, 11/01/11                                Canada             191,746        190,005         0.02
       Smurfit-Stone Container Enterprises,
              L/C Term Loan, 5.22%, 11/01/10                              United States         261,990        258,621         0.02
              Term Loan B, 7.375%, 11/01/11                               United States       1,035,581      1,018,826         0.10
                                                                                                            ------------------------
                                                                                                            14,878,951         1.39
                                                                                                            ------------------------

       DATA PROCESSING SERVICES
       InfoUSA Inc.,
              2007 Term Loan, 7.36%, 2/10/12                              United States       1,393,000      1,375,114         0.13
              Term Loan B, 7.36%, 2/10/12                                 United States       2,915,900      2,878,460         0.27
                                                                                                            ------------------------
                                                                                                             4,253,574         0.40
                                                                                                            ------------------------

       DEPARTMENT STORES
       Neiman Marcus Group Inc., Term Loan, 7.09% - 7.11%, 4/06/13        United States       1,848,523      1,814,972         0.17
                                                                                                            ------------------------

       DRUG STORE CHAINS
       Rite Aid Corp., Tranche 2 Term Loan, 7.07%, 6/04/14                United States       3,400,000      3,329,518         0.31
                                                                                                            ------------------------

       ELECTRIC UTILITIES
       Ashmore Energy International,
              Synthetic Revolver, 8.35%, 3/30/12                          United States         464,088        454,988         0.04
              Term Loan, 8.36%, 3/30/14                                  Cayman Islands       3,535,912      3,470,073         0.33
       Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.34%,
         2/23/13                                                          United States       1,130,998      1,108,264         0.11
       Broadway General Funding LLC (LS Power), First Lien Term
         Loan, 7.36%, 5/01/14                                             United States         447,757        431,799         0.04
       Dynegy Holdings Inc.,
              Synthetic L/C, 6.82%, 4/02/13                               United States       3,063,830      2,923,813         0.27
              Term Loan B, 6.82%, 4/02/13                                 United States         536,170        511,667         0.05
              Term L/C Facility, 6.82%, 4/02/13                           United States       2,500,000      2,385,750         0.22
       Infrastrux Group Inc., Term Loan, 8.57%, 11/03/12                  United States         343,473        335,360         0.03

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       NRG Energy Inc.,
              Credit Link, 7.07%, 2/01/13                                 United States       3,114,216      3,016,741         0.28
              Term Loan, 7.11%, 2/01/13                                   United States       7,501,432      7,266,638         0.68
                                                                                                            ------------------------
                                                                                                            21,905,093         2.05
                                                                                                            ------------------------

       ELECTRICAL PRODUCTS
       Edwards (Cayman Islands II) Ltd., Term Loan B, 7.36%, 5/31/14      United States       1,400,000      1,369,032         0.13
       EnerSys Capital Inc., Term Loan D, 7.07% - 7.15%, 3/17/11          United States       2,650,763      2,624,785         0.24
                                                                                                            ------------------------
                                                                                                             3,993,817         0.37
                                                                                                            ------------------------

       ELECTRONIC COMPONENTS
       Freescale Semiconductor Inc., Term Loan B, 7.11%, 12/02/13         United States       8,462,487      7,797,082         0.73
       H3C Holdings Ltd., Term Loan B, 8.37%, 9/28/12                    Cayman Islands       3,500,000      3,440,710         0.32
                                                                                                            ------------------------
                                                                                                            11,237,792         1.05
                                                                                                            ------------------------

       ELECTRONICS/APPLIANCES
       DEI Sales Inc., Term Loan B, 7.82% - 7.86%, 9/22/13                United States       2,376,000      2,324,916         0.22
       Jarden Corp.,
              Term Loan B1, 7.11%, 1/24/12                                United States         619,001        606,033         0.05
              Term Loan B2, 7.11%, 1/24/12                                United States       4,365,900      4,277,142         0.40
                                                                                                            ------------------------
                                                                                                             7,208,091         0.67
                                                                                                            ------------------------

       ENVIRONMENTAL SERVICES
       Allied Waste North America Inc.,
              Credit Link, 5.32%, 3/28/14                                 United States       3,092,462      2,992,946         0.28
              Term Loan B, 7.06% - 7.14%, 1/15/12                         United States       5,690,604      5,507,480         0.51
       Casella Waste Systems Inc., Term Loan B, 7.355% - 7.36%, 4/28/10   United States       1,989,714      1,933,883         0.18
       EnviroSolutions Inc., Term Loan B, 8.87% - 8.89%, 7/07/12          United States       2,830,882      2,811,717         0.26
       IESI Corp., Term Loan B, 7.07% - 7.11%, 1/20/12                    United States       1,900,000      1,872,184         0.17
       Safety-Kleen Systems Inc.,
              Synthetic L/C, 7.875%, 8/02/13                              United States         305,085        300,237         0.03
              Term Loan B, 7.875%, 8/02/13                                United States       1,160,720      1,142,277         0.11
       Synatech Inc. (Synagro), Term Loan, 7.36%, 4/02/14                 United States         731,250        707,645         0.07
                                                                                                            ------------------------
                                                                                                            17,268,369         1.61
                                                                                                            ------------------------

       FINANCE/RENTAL/LEASING
       Ashtead Group PLC, Term Loan, 7.125%, 8/31/11                      United States       1,600,000      1,573,456         0.14
       Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12              United States       2,655,576      2,582,043         0.24
       Bakercorp., Term Loan C, 7.57% - 7.61%, 5/08/14                    United States       2,394,000      2,356,414         0.22
       Hertz Corp.,
              Credit Link, 5.36%, 12/21/12                                United States         544,444        532,434         0.05
              Term Loan B, 7.09% - 7.11%, 12/21/12                        United States       3,033,664      2,970,594         0.28
       RSC Holdings III, ABL Term Loan, 7.09% - 7.11%, 11/27/12           United States       3,473,750      3,411,639         0.32
                                                                                                            ------------------------
                                                                                                            13,426,580         1.25
                                                                                                            ------------------------

       FINANCIAL CONGLOMERATES
       Nasdaq Stock Market Inc.,
              Incremental Term Loan B, 7.07%, 4/18/12                     United States         694,750        684,572         0.07
              Term Loan B, 7.07%, 4/18/12                                 United States       3,245,606      3,197,376         0.30
              Term Loan C (Delayed Draw), 7.07%, 4/18/12                  United States       1,881,402      1,853,445         0.17
                                                                                                            ------------------------
                                                                                                             5,735,393         0.54
                                                                                                            ------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       FOOD DISTRIBUTORS
       OSI Group LLC,
              German Term Loan, 7.36%, 9/02/11                               Germany            432,222        424,918         0.04
              Netherlands Term Loan, 7.36%, 9/02/11                        Netherlands          540,278        531,147         0.05
              U.S. Term Loan, 7.36%, 9/02/11                              United States         975,000        958,522         0.09
                                                                                                            ------------------------
                                                                                                             1,914,587         0.18
                                                                                                            ------------------------

       FOOD: MAJOR DIVERSIFIED
       Del Monte Foods Co., Term Loan B, 6.82%, 2/08/12                   United States       3,719,725      3,677,134         0.34
       Pinnacle Foods Finance LLC, Term Loan B, 8.11%, 4/02/14            United States       3,326,298      3,273,742         0.31
                                                                                                            ------------------------
                                                                                                             6,950,876         0.65
                                                                                                            ------------------------

       FOOD: MEAT/FISH/DAIRY
       Advance Food Co., Term Loan B, 7.11%, 3/16/14                      United States         698,250        684,488         0.07
       Bumble Bee Foods LLC, Term Loan B, 7.106% - 7.11%, 5/02/12         United States         800,000        786,448         0.07
       Dean Foods Co., Term Loan B, 6.86%, 4/02/14                        United States       7,880,250      7,714,607         0.72
                                                                                                            ------------------------
                                                                                                             9,185,543         0.86
                                                                                                            ------------------------

       FOOD: SPECIALTY/CANDY
       CBRL Group (Cracker Barrel),
              Term Loan B1, 6.86%, 4/27/13                                United States       1,222,744      1,202,606         0.11
           e  Term Loan B2 (Delayed Draw), 6.84%, 4/27/13                 United States         213,621        210,102         0.02
       Herbalife International Inc., Term Loan B, 6.82%, 7/21/13          United States       1,565,806      1,547,470         0.14
                                                                                                            ------------------------
                                                                                                             2,960,178         0.27
                                                                                                            ------------------------

       GAS DISTRIBUTORS
       Knight Inc. (Kinder Morgan)., Term Loan B, 6.82%, 5/30/14          United States       6,400,000      6,193,344         0.58
                                                                                                            ------------------------

       Home Furnishings
       National Bedding Co. LLC, Term Loan, 7.36%, 8/31/11                United States       2,432,437      2,385,807         0.22
       Simmons Bedding Company, Term Loan D, 7.375% - 7.438%, 12/19/11    United States       2,328,389      2,289,971         0.22
                                                                                                            ------------------------
                                                                                                             4,675,778         0.44
                                                                                                            ------------------------

       HOMEBUILDING
       Building Materials Corp. of America, Term Loan B, 8.125%,
         2/22/14                                                          United States       2,992,500      2,814,327         0.26
       CONTECH Construction Products Inc., Term Loan B, 7.32% - 7.34%,
         1/31/13                                                          United States       2,984,425      2,922,647         0.28
       Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36%,
         4/05/13                                                             Canada           3,280,903      3,125,618         0.29
       Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36%,
         4/05/13                                                          United States       3,286,492      3,130,942         0.29
                                                                                                            ------------------------
                                                                                                            11,993,534         1.12
                                                                                                            ------------------------

       HOSPITAL/NURSING MANAGEMENT
    d  Community Health Systems Inc.,
              Delay Draw Term Loan, 9.50%, 7/25/14                        United States         989,946        955,733         0.09
              Term Loan, 9.50%, 7/25/14                                   United States      15,010,054     14,491,307         1.36
    d  HCA Inc., Term Loan B-1, 7.61%, 11/18/13                           United States      22,234,533     21,031,200         1.97
    d  Health Management Associates Inc., Term Loan B, 7.11%, 2/28/14     United States      13,834,500     13,228,549         1.24
       Iasis Healthcare LLC,
           e  Delayed Draw Term Loan, 7.34% - 7.36%, 3/14/14              United States         705,882        685,334         0.06
              Initial Term Loan, 7.36%, 3/14/14                           United States       2,784,754      2,703,689         0.25
              Synthetic L/C, 7.32%, 3/14/14                               United States         254,372        246,967         0.02
    d  LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12             United States       5,110,383      5,010,679         0.47
       Psychiatric Solutions Inc., Second Additional Term Loan, 7.09%
         - 7.134%, 7/01/12                                                United States       2,000,000      1,967,400         0.18
       Surgical Care Affiliates LLC, Term Loan B, 7.57%, 12/29/14         United States       1,100,000      1,057,254         0.10

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       United Surgical Partners International Inc.,
           e  Delayed Draw Term Loan, 7.367%, 4/19/14                     United States         109,435        105,169         0.01
              Term Loan B, 7.381%, 4/19/14                                United States       1,924,210      1,849,185         0.17
       Vanguard Health Holding Co. II LLC, Term Loan C, 7.61%, 9/23/11    United States       5,382,304      5,193,924         0.49
                                                                                                            ------------------------
                                                                                                            68,526,390         6.41
                                                                                                            ------------------------

       HOTEL/RESORTS/CRUISELINES
       Oceania Cruises Inc., Term Loan B, 7.59%, 4/26/13                  United States       1,700,000      1,667,326         0.16
                                                                                                            ------------------------

       HOUSEHOLD/PERSONAL CARE
       Acco Brands Corp., Term Loan B, 7.11%, 8/17/12                     United States       2,250,180      2,201,171         0.21
       American Safety Razor Co., Term Loan B, 7.83% - 7.86%, 7/31/13     United States         495,000        487,372         0.05
       Levlad LLC and Arbonne Int'l LLC (Natural Products Group),         United States         397,832        374,758         0.03
         Term Loan B, 7.608% - 7.61%, 3/06/14
       Prestige Brands Inc., Term Loan B, 7.63% - 9.50%, 4/06/11          United States       1,759,400      1,741,771         0.16
       Spectrum Brands Inc.,
              Dollar Term B Loan, 9.32% - 9.36%, 4/01/13                  United States       2,451,022      2,379,158         0.22
              Dollar Term B II Loan, 9.32%, 4/01/13                       United States         436,168        423,380         0.04
              L/C Commitment, 5.17%, 4/01/13                              United States         121,158        117,605         0.01
                                                                                                            ------------------------
                                                                                                             7,725,215         0.72
                                                                                                            ------------------------

       INDUSTRIAL CONGLOMERATES
       Amsted Industries Inc.,
              Delay Draw, 7.36%, 4/05/13                                  United States         498,750        490,311         0.05
              Term Loan B, 7.36%, 4/05/13                                 United States       1,078,442      1,064,067         0.10
       FCI USA,
              Term Loan B1, 7.755%, 11/01/13                              United States       1,350,000      1,324,134         0.12
              Term Loan C1, 7.755%, 11/03/14                              United States       1,350,000      1,321,083         0.12
       GPS CCMP Merger Corp. (Generac), Term Loan B, 7.86%, 11/09/13      United States       5,751,333      5,340,056         0.50
       PlayPower Inc., Term Loan B, 8.11%, 6/30/12                        United States         629,528        623,075         0.06
       TriMas Co. LLC,
              Term Loan B, 7.59% - 7.61%, 8/02/13                         United States       2,939,871      2,896,214         0.27
              Tranche B-1 L/C, 8.07%, 8/02/13                             United States         683,559        676,702         0.06
                                                                                                            ------------------------
                                                                                                            13,735,642         1.28
                                                                                                            ------------------------

       INDUSTRIAL MACHINERY
       Bucyrus International Inc., Tranche B Dollar Term Loan,
         6.84% - 6.88%, 5/04/14                                           United States       2,800,000      2,744,588         0.26
       CI Acquisition Inc. (Chart Industries), Term Loan B, 7.375%,
         10/17/12                                                         United States         962,662        941,435         0.09
       Colfax Corp., Term Loan B, 7.625%, 1/03/12                         United States       2,467,891      2,444,298         0.23
    d  Dresser Inc., Term Loan B, 7.86%, 5/04/14                          United States       4,368,293      4,217,019         0.39
       Flowserve Corp., Term Loan B, 6.875%, 8/10/12                      United States       3,070,209      3,021,914         0.28
       RBS Global Inc. (Rexnord Corp.),
              Incremental Tranche B-2, 7.642%, 7/22/13                    United States       1,283,750      1,246,701         0.12
              Term Loan, 7.84% - 7.86%, 7/22/13                           United States       2,803,279      2,726,777         0.26
       Sensus Metering Systems Inc.,
              Term Loan B1, 7.36% - 7.383%, 12/17/10                      United States       4,904,078      4,843,660         0.45
              Term Loan B2, 7.36% - 7.383%, 12/17/10                        Luxembourg          461,183        455,501         0.04
                                                                                                            ------------------------
                                                                                                            22,641,893         2.12
                                                                                                            ------------------------

       INDUSTRIAL SPECIALTIES
       Headwaters Inc., Term Loan B, 7.36%, 4/30/11                       United States       1,917,592      1,891,877         0.18
    d  Veyance Technologies Inc.(Goodyear Engineered Products),
              Delayed Draw Term Loan, 9.75%, 7/13/14                      United States         362,500        354,913         0.03
              Term Loan B, 9.75%, 7/13/14                                 United States       2,537,500      2,484,390         0.23
                                                                                                            ------------------------
                                                                                                             4,731,180         0.44
                                                                                                            ------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       INFORMATION TECHNOLOGY SERVICES
       Safenet Inc., Term Loan, 7.86%, 4/11/14                            United States       1,200,000      1,155,840         0.11
       Verifone Inc., Term Loan B, 7.09% - 7.11%, 10/31/13                United States         760,000        743,212         0.07
                                                                                                            ------------------------
                                                                                                             1,899,052         0.18
                                                                                                            ------------------------

       INSURANCE BROKERS/SERVICES
       Alliant Resources Group Inc.,
              First Lien Term Loan, 8.375%, 11/30/11                      United States         886,500        875,623         0.08
              Term Loan C, 8.375%, 11/30/11                               United States         995,000        982,791         0.09
       Arrowhead General Insurance Agency Inc., First Lien Term
         Loan, 8.36%, 8/08/12                                             United States       1,094,500      1,080,425         0.10
       HMSC Holdings Corp. (Swett & Crawford), First Lien Term
         Loan, 7.61%, 4/03/14                                             United States       1,179,793      1,130,902         0.11
                                                                                                            ------------------------
                                                                                                             4,069,741         0.38
                                                                                                            ------------------------

       INVESTMENT BANKS/BROKERS

       Amwins Group Inc., First Lien Term Loan, 7.82% - 7.84%, 6/08/13    United States       2,800,000      2,733,248         0.26
       BNY ConvergEx Group LLC,
              First Lien Term Loan, 8.36%, 10/02/13                       United States       4,178,571      4,111,923         0.38
              Incremental Term Loan B, 8.34%, 10/02/13                    United States         512,120        503,952         0.05
    d  HUB International Holdings Inc., Initial Term Loan, 7.86%,
         6/30/14                                                          United States       1,225,490      1,189,252         0.11
       LPL Holdings Inc., Term Loan D, 7.36%, 12/18/14                    United States       1,728,201      1,702,918         0.16
       TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12          United States       5,637,965      5,547,758         0.52
                                                                                                            ------------------------
                                                                                                            15,789,051         1.48
                                                                                                            ------------------------

       LIFE/HEALTH INSURANCE
       Conseco Inc., Term Loan, 7.32%, 10/10/13                           United States       3,978,250      3,915,911         0.37
                                                                                                            ------------------------

       MAJOR TELECOMMUNICATIONS
       Alaska Communications Systems Holdings Inc.,
              2005 Incremental Loan, 7.11%, 2/01/12                       United States         728,567        723,088         0.07
              2006 Incremental Loan, 7.11%, 2/01/12                       United States         300,000        296,040         0.03
              Term Loan, 7.11%, 2/01/12                                   United States       2,357,133      2,339,408         0.22
       Consolidated Communications Inc., Term Loan D, 7.11%, 10/14/11     United States       2,000,000      1,982,100         0.18
       Hargray Communications Group Inc., Term Loan B, 7.57%, 6/29/14     United States       3,000,000      2,949,270         0.27
       Wind Telecomunicazioni SpA,
              Term Loan B, 8.59%, 9/30/13                                     Italy           3,150,000      3,086,370         0.29
              Term Loan C, 8.09%, 9/30/14                                     Italy           3,150,000      3,096,135         0.29
                                                                                                            ------------------------
                                                                                                            14,472,411         1.35
                                                                                                            ------------------------

       MARINE SHIPPING
       Horizon Lines LLC, Term Loan C, 7.57%, 7/07/11                     United States       1,542,049      1,527,615         0.14
                                                                                                            ------------------------

       MEDICAL SPECIALTIES
       DJ Orthopedics LLC, Term Loan B, 6.875%, 4/07/13                   United States       1,235,496      1,209,242         0.11
       IM US Holdings LLC (Inverness), Term Loan, 7.34%, 6/26/14          United States         680,000        659,940         0.06
       ONEX Carestream Finance LP, Term Loan, 7.32% - 7.358%, 4/30/13     United States       2,900,000      2,825,557         0.27
                                                                                                            ------------------------
                                                                                                             4,694,739         0.44
                                                                                                            ------------------------

       MEDICAL/NURSING SERVICES
       AMR Holdco/EmCare Holdco, Term Loan B, 7.32% - 7.357%, 2/10/12     United States       2,349,762      2,322,011         0.22
       DaVita Inc., Term Loan B-1, 6.86% - 6.88%, 10/05/12                United States      10,377,225     10,064,455         0.94
       Fresenius Medical Care Holdings Inc., Term Loan B, 6.73% -
         6.735%, 3/31/13                                                  United States      11,993,750     11,595,798         1.09
       HealthSouth Corp., Term Loan B, 7.86%, 3/10/13                     United States       2,751,056      2,684,516         0.25

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       U.S. Oncology Inc., Term Loan B, 7.61%, 8/20/11                    United States       2,078,781        2,060,862       0.19
                                                                                                            ------------------------
                                                                                                              28,727,642       2.69
                                                                                                            ------------------------

       METAL FABRICATION
       Baldor Electric Co., Term Loan B, 7.125%, 1/31/14                  United States       1,929,810        1,873,344       0.17
                                                                                                            ------------------------

       MISCELLANEOUS COMMERCIAL SERVICES
       Acosta Inc., Term Loan B, 7.57%, 7/26/13                           United States       2,217,600        2,194,670       0.21
       Acxiom Corp., Term Loan B, 7.07%, 9/14/12                          United States       2,636,583        2,595,321       0.24
       Affiliated Computer Services Inc.,
              Additional Term Loan, 7.32%, 3/20/13                        United States       5,341,038        5,253,605       0.49
              Term Loan B, 7.32%, 3/20/13                                 United States       1,280,500        1,259,538       0.12
       Alix Partners LLP, Term Loan, 7.61%, 10/12/13                      United States       2,686,500        2,637,364       0.25
       Alliance Laundry Systems LLC, Term Loan, 7.61%, 1/27/12            United States         511,970          505,319       0.05
       American Reprographics Co. LLC, Term Loan B, 7.11%, 6/18/09        United States       2,800,927        2,776,111       0.26
       ARAMARK Corp.,
              Synthetic L/C, 5.36%, 1/26/14                               United States         242,955          231,874       0.02
              Term Loan B, 7.36%, 1/26/14                                 United States       3,453,343        3,295,836       0.31
       Audatex North America Inc., Domestic Term Loan C, 7.375%,
         5/16/14                                                          United States       1,138,522        1,116,969       0.10
       Brickman Group Holdings Inc., Term Loan B, 7.34%, 1/23/14          United States       2,892,750        2,824,481       0.26
       CCC Information Services Group Inc., Term Loan B, 7.86%, 2/10/13   United States       3,268,494        3,246,921       0.30
       Clarke American Corp., Term Loan B, 7.86%, 6/30/14                 United States       3,500,000        3,297,630       0.31
       Coinmach Corp., Term Loan B-1, 7.875%, 12/19/12                    United States       1,490,921        1,476,638       0.14
       Corporate Express NV,
              Term Loan D-1 Add-On, 7.11%, 12/23/10                       United States       1,990,000        1,967,851       0.18
              Term Loan D-1, 7.105% - 7.11%, 12/23/10                     United States       3,880,000        3,836,040       0.36
       Dealer Computer Services Inc. (Reynolds & Reynolds),               United States       6,042,527        5,925,846       0.55
         First Lien Term Loan, 7.36%, 10/26/12
       Duratek Inc. (EnergySolutions), Term Loan B, 7.66%, 6/07/13        United States       1,018,094        1,010,448       0.09
       Emdeon Business Services LLC, First Lien Term Loan, 7.61%,
         11/16/13                                                         United States       2,437,831        2,394,852       0.22
       EnergySolutions LLC,
              Synthetic L/C, 7.57%, 6/07/13                               United States         108,318          107,390       0.01
              Synthetic L/C (Add-On), 7.57%, 6/07/13                      United States       1,000,000          986,910       0.09
              Term Loan B, 7.66%, 6/07/13                                 United States       2,123,841        2,105,661       0.20
       Language Lines Inc., Term Loan B, 8.61%, 6/11/11                   United States       1,384,625        1,357,832       0.13
       Mitchell International Inc., First Lien Term Loan, 7.375%,
         3/28/14                                                          United States       2,493,750        2,453,700       0.23
       NEP II Inc., Term Loan B, 7.61%, 2/16/14                           United States         960,337          949,111       0.09
       Nielsen Finance LLC (VNU Inc.), Term Loan B, 7.607%, 8/09/13       United States      10,925,000       10,701,474       1.00
       TDS Investor Corp. (Travelport),
              Synthetic L/C, 7.86%, 8/23/13                               United States         535,332          520,300       0.05
              Term Loan B, 7.82%, 8/23/13                                 United States       2,667,981        2,593,064       0.24
       Workflow Management Inc., Term Loan B, 9.355%, 11/30/11            United States       1,702,158        1,684,286       0.16
       Worldspan LP, Term Loan B, 8.606% - 8.61%, 12/07/13                United States       2,587,000        2,533,553       0.24
                                                                                                            ------------------------
                                                                                                              73,840,595       6.90
                                                                                                            ------------------------

       MOVIES/ENTERTAINMENT
       24 Hour Fitness Worldwide Inc., Term Loan B, 7.86% - 7.88%,
         6/08/12                                                          United States       1,975,000        1,941,761       0.18
       AMF Bowling Worldwide Inc., Term Loan B, 7.82%, 6/08/13            United States       2,000,000        1,949,560       0.18
       Carmike Cinemas Inc., Delay Draw, 8.61%, 5/19/12                   United States       1,842,553        1,820,903       0.17
       Cinemark USA Inc., Term Loan, 7.04% - 7.15%, 10/05/13              United States       2,977,500        2,925,066       0.27
       Cinram International, Term Loan B, 7.355%, 5/05/11                     Canada          1,719,795        1,690,163       0.16
       National CineMedia LLC, Term Loan, 7.11%, 2/13/15                  United States       3,700,000        3,570,463       0.34
       Regal Cinemas Corp., Term Loan, 6.86%, 10/27/13                    United States      12,060,034       11,589,331       1.08
       WMG Acquisition Corp. (Warner Music), Term Loan B, 7.36%,
         2/28/10                                                          United States       4,389,175        4,346,732       0.41
       Zuffa LLC, Term Loan B, 7.375%, 6/19/15                            United States       3,500,000        3,290,665       0.31
                                                                                                            ------------------------
                                                                                                              33,124,644       3.10
                                                                                                            ------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       OIL & GAS PRODUCTION
       Helix Energy Solutions Group, Term Loan B, 7.32% - 7.36%,
         7/01/13                                                          United States       5,048,695        4,978,114       0.46
       W&T Offshore Inc., Term Loan B, 7.61%, 5/26/10                     United States         840,000          840,000       0.08
                                                                                                            ------------------------
                                                                                                               5,818,114       0.54
                                                                                                            ------------------------

       OIL REFINING/MARKETING
       Big West Oil LLC, Term Loan B, 7.61%, 5/15/14                      United States         382,500          373,003       0.03
       Citgo Petroleum Corp., Term Loan B, 6.695%, 11/15/12               United States       3,511,159        3,506,841       0.33
       Niska Gas Storage Canada ULC (C/R Gas),
              Asset Sale Term Loan, 7.07%, 5/13/11                            Canada            562,625          553,471       0.05
              Canadian Term Loan, 7.11%, 5/12/13                              Canada          3,045,415        2,988,740       0.28
       Niska Gas Storage U.S. LLC (C/R Gas),
              Delay Draw, 7.11%, 5/12/13                                  United States         336,104          329,849       0.03
              U.S. Term Loan, 7.11%, 5/12/13                              United States         496,175          486,942       0.05
       Western Refining Inc.,
              Delayed Advance Commitment, 7.07%, 6/02/12                  United States         825,000          804,622       0.07
              Initial Advance Commitment, 7.07%, 6/02/12                  United States       3,375,000        3,291,637       0.31
                                                                                                            ------------------------
                                                                                                              12,335,105       1.15
                                                                                                            ------------------------

       OILFIELD SERVICES/EQUIPMENT
       Petroleum Geo-Services ASA, Term Loan B, 7.11%, 6/29/15                Norway          6,700,000        6,549,183       0.61
                                                                                                            ------------------------

       OTHER CONSUMER SERVICES
       Affinion Group Inc., Term Loan B, 7.82% - 7.86%, 10/17/12          United States       5,058,140        4,987,781       0.47
       Edge Acquisition Corp., First Lien Term Loan, 7.57%, 6/14/13       United States         995,903          979,650       0.09
       Education Management LLC, Term Loan C, 7.125%, 6/01/13             United States       5,063,981        4,847,091       0.45
       Fender Musical Instruments Corp., Term Loan B, 7.65%, 6/09/14      United States         566,667          532,905       0.05
       FTD Inc., Term Loan B, 7.358%, 7/28/13                             United States       1,415,351        1,391,233       0.13
       Protection One Inc., Term Loan C, 7.57% - 7.61%, 3/31/12           United States         921,271          908,106       0.09
       Sabre Inc., Term Loan B, 7.608%, 9/30/14                           United States       3,304,146        3,041,433       0.28
       VICAR Operating Inc. (Veterinary Centers),
              Incremental Term Loan, 6.875%, 5/16/11                      United States         897,750          886,762       0.08
              Term Loan B, 6.875%, 5/16/11                                United States         944,611          944,611       0.09
                                                                                                            ------------------------
                                                                                                              18,519,572       1.73
                                                                                                            ------------------------

       OTHER CONSUMER SPECIALTIES
    d  Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 7.33%,
         12/21/11                                                         United States       2,824,366        2,789,372       0.26
       Tupperware Corp., Term Loan B, 6.86%, 12/05/12                     United States       6,945,067        6,832,973       0.64
       Waterpik Technologies Inc., First Lien Term Loan, 7.62%, 6/28/13   United States         721,851          705,573       0.07
                                                                                                            ------------------------
                                                                                                              10,327,918       0.97
                                                                                                            ------------------------

       OTHER METALS/MINERALS
       Noranda Aluminum Acquisition Corp., Term Loan B, 7.32%, 5/18/14    United States       2,635,000        2,549,969       0.24
       Thompson Creek Metals Co., First Lien Term Loan, 10.09%,
         10/26/12                                                         United States       2,695,000        2,670,556       0.25
                                                                                                            ------------------------
                                                                                                               5,220,525       0.49
                                                                                                            ------------------------

       OTHER TRANSPORTATION
       Laidlaw International Inc., Term Loan B, 7.07%, 7/31/13            United States       1,040,259        1,028,754       0.10
       Laidlaw Transit Inc., Term Loan B, 7.07%, 7/31/13                      Canada            346,753          342,918       0.03
                                                                                                            ------------------------
                                                                                                               1,371,672       0.13
                                                                                                            ------------------------

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       PACKAGED SOFTWARE
       Infor Global Solutions,
              Delayed Draw First Lien Term Loan, 9.11%, 7/28/12             Luxembourg          895,489          881,833       0.08
              First Lien Term Loan, 9.11%, 7/28/12                          Luxembourg        1,716,353        1,690,179       0.16
       Nuance Communications Inc., Term Loan B-1, 7.32%, 3/31/13          United States       1,097,250        1,078,717       0.10
    d  SunGard Data Systems Inc., New U.S. Term Loan, 7.356%, 2/28/14     United States      18,233,500       17,723,874       1.66
       Verint Systems Inc., Term Loan, 8.09%, 5/25/14                     United States         494,118          471,709       0.04
                                                                                                            ------------------------
                                                                                                              21,846,312       2.04
                                                                                                            ------------------------

       PERSONNEL SERVICES
       Allied Security Holdings LLC, Term Loan D, 8.36%, 6/30/10          United States         880,466          874,118       0.08
       U.S. Investigations Services Inc.,
              Term Loan B, 8.07%, 10/14/12                                United States       1,587,404        1,564,577       0.14
              Term Loan C, 8.07%, 10/14/12                                United States       1,379,000        1,359,170       0.13
                                                                                                            ------------------------
                                                                                                               3,797,865       0.35
                                                                                                            ------------------------

       PROPERTY-CASUALTY INSURANCE
       Affirmative Insurance Holdings Inc., Term Loan, 8.82% - 8.86%,
         1/31/14                                                          United States       1,890,500        1,861,348       0.17
                                                                                                            ------------------------

       PUBLISHING: BOOKS/MAGAZINES
       Readers Digest Association Inc., Term Loan B, 7.33% - 7.385%,
         3/02/14                                                          United States       1,197,000        1,173,132       0.11
       TL Acquisitions Inc., Term Loan B, 8.07%, 7/05/14                  United States       5,500,000        5,234,460       0.49
    d  Wenner Media LLC, Term Loan B, 7.11%, 10/02/13                     United States       2,738,250        2,594,273       0.24
                                                                                                            ------------------------
                                                                                                               9,001,865       0.84
                                                                                                            ------------------------

       PUBLISHING: NEWSPAPERS
       Canwest Mediaworks Ltd. Partnership, Term Loan B, 7.34%, 7/10/14       Canada          3,300,000        3,247,167       0.31
       Gatehouse Media Operating Inc.,
              Additional Term Loan, 7.61%, 8/28/14                        United States       1,900,000        1,827,591       0.17
              Delayed Draw Term Loan, 7.36%, 8/28/14                      United States       1,250,000        1,201,975       0.11
              Term Loan, 7.36%, 8/28/14                                   United States       3,350,000        3,221,293       0.30
       MediaNews Group Inc.,
              Term Loan B, 6.59%, 12/30/10                                United States         899,640          884,796       0.08
              Term Loan C, 7.09%, 8/02/13                                 United States       1,881,000        1,862,999       0.18
       Tribune Co., Term Loan B, 8.36%, 5/16/14                           United States      13,000,000       11,667,500       1.09
                                                                                                            ------------------------
                                                                                                              23,913,321       2.24
                                                                                                            ------------------------

       PULP & PAPER
       Boise Cascade LLC, Term Loan E, 6.844% - 6.875%, 4/30/14           United States         977,977          952,129       0.09
       Domtar Corp., Term Loan, 6.695%, 3/07/14                           United States       2,880,000        2,776,665       0.26
       Georgia-Pacific Corp.,
              Additional Term Loan, 7.11%, 12/20/12                       United States       2,418,403        2,278,837       0.21
              Term Loan B, 7.11%, 12/20/12                                United States       7,640,809        7,234,012       0.68
       NewPage Corp., Term Loan, 7.625%, 5/02/11                          United States       3,434,350        3,428,203       0.32
       Verso Paper Holdings LLC, Term Loan B, 7.125%, 8/01/13             United States       2,623,864        2,561,521       0.24
                                                                                                            ------------------------
                                                                                                              19,231,367       1.80
                                                                                                            ------------------------

       RAILROADS
       Helm Financial Corp., Term Loan B, 7.57% - 7.61%, 7/08/11          United States       1,226,995        1,212,712       0.11
                                                                                                            ------------------------
       Kansas City Southern Railway Co.,
              Term Loan B, 7.07% - 7.08%, 4/26/13                         United States       2,132,666        2,101,764       0.20
              Term loan C, 6.82%, 4/28/13                                 United States       1,200,000        1,182,540       0.11
                                                                                                            ------------------------
                                                                                                               4,497,016       0.42
                                                                                                            ------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       REAL ESTATE DEVELOPMENT
       Standard Pacific Corp., Term Loan B, 6.86%, 5/05/13                United States       1,800,000        1,737,954       0.16
                                                                                                            ------------------------

       REAL ESTATE INVESTMENT TRUSTS
       Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10              United States       1,001,400          997,745       0.09
       CB Richard Ellis Services Inc., Term Loan B, 6.82%, 12/20/13       United States       4,256,591        4,168,224       0.39
       Macerich Co., Term Loan B, 6.875%, 4/25/10                         United States       3,500,000        3,461,955       0.33
                                                                                                            ------------------------
                                                                                                               8,627,924       0.81
                                                                                                            ------------------------

       RECREATIONAL PRODUCTS
       Mega Bloks Inc., Term Loan B, 7.375% - 7.963%, 7/26/12                 Canada          3,550,386        3,498,053       0.33
                                                                                                            ------------------------

       RESTAURANTS
       Arby's Restaurant Holdings LLC, Term Loan B, 7.608% - 7.61%,
         7/25/12                                                          United States       5,027,355        4,982,259       0.47
       OSI Restaurant Partners LLC (Outback),
              Pre-funded Revolving Credit, 5.36%, 6/14/13                 United States         274,927          269,247       0.03
              Term Loan B, 7.625%, 6/14/14                                United States       3,601,544        3,517,484       0.33
                                                                                                            ------------------------
                                                                                                               8,868,990       0.83
                                                                                                            ------------------------

       SEMICONDUCTORS
       Advanced Micro Devices Inc., Term Loan B, 7.36%, 12/31/13          United States       3,116,141        2,961,487       0.27
       Fairchild Semiconductor Corp., Term Loan, 6.86%, 6/26/13           United States       1,940,586        1,902,667       0.18
       Marvell Technology Group Ltd., Term Loan, 7.34%, 11/09/09            Bermuda           3,669,938        3,637,715       0.34
                                                                                                            ------------------------
                                                                                                               8,501,869       0.79
                                                                                                            ------------------------

       SPECIALTY STORES
       Dollar General Corp., Term Loan, 8.108%, 7/06/13                   United States       6,000,000        5,593,740       0.52
       Pantry Inc., Term Loan B, 7.07%, 5/14/14                           United States       2,421,323        2,308,344       0.22
                                                                                                            ------------------------
                                                                                                               8,434,989       0.79
                                                                                                            ------------------------

       SPECIALTY TELECOMMUNICATIONS
       Iowa Telecommunications Services Inc., Term Loan B, 7.11%,
         11/23/11                                                         United States       6,250,000        6,180,937       0.58
       NTELOS Inc., Term Loan B-1, 7.57%, 8/24/11                         United States       4,294,210        4,279,095       0.40
       West Corp., Term Loan B-2, 7.695% - 7.763%, 10/24/13               United States       4,179,026        4,120,645       0.38
       Windstream Corp., Tranche B-1, 6.86%, 7/17/13                      United States       8,291,461        8,191,715       0.77
                                                                                                            ------------------------
                                                                                                              22,772,392       2.13
                                                                                                            ------------------------

       TRUCKING
       Swift Transportation Co., Term Loan B, 8.375%, 5/09/14             United States       2,209,302        1,988,262       0.19
                                                                                                            ------------------------

       TRUCKS/CONSTRUCTION/FARM MACHINERY
       Oshkosh Truck Corp.,
              Term Loan A, 6.61%, 12/06/11                                United States       1,425,000        1,398,210       0.13
           d  Term Loan B, 7.11%, 12/06/13                                United States      14,039,500       13,732,456       1.28
                                                                                                            ------------------------
                                                                                                              15,130,666       1.41
                                                                                                            ------------------------

       WHOLESALE DISTRIBUTORS
       Interline Brands,
              Delayed Draw Term Loan, 7.07%, 6/23/13                      United States       1,015,808          990,972       0.09
              Term Loan B, 7.07%, 6/23/13                                 United States         702,462          685,287       0.07
                                                                                                            ------------------------
                                                                                                               1,676,259       0.16
                                                                                                            ------------------------

       WIRELESS COMMUNICATIONS
       Trilogy International Partners LLC, Term Loan, 8.86%, 7/29/12      United States       2,500,000        2,473,375       0.23
                                                                                                            ------------------------

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                            COUNTRY        PRINCIPAL a        VALUE      % OF NET
                                                                                             AMOUNT                       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,048,142,996)                                          1,020,298,392      95.38
                                                                                                          --------------------------

       SHORT TERM INVESTMENT (COST $61,659,467)
       REPURCHASE AGREEMENT
           f  Joint Repurchase Agreement, 5.189%, 8/01/07
                (Maturity Value $61,668,354)                              United States      61,659,467       61,659,467       5.76
              ABN AMRO Bank, NV, New York Branch (Maturity
                Value $4,824,932)
              Banc of America Securities LLC (Maturity Value $4,824,932)
              Barclays Capital Inc. (Maturity Value $4,824,932)
              Bear, Stearns & Co. Inc. (Maturity Value $4,824,932)
              BNP Paribas Securities Corp. (Maturity Value $4,824,932)
              Deutsche Bank Securities Inc. (Maturity Value $4,824,932)
              Dresdner Kleinwort Wasserstein Securities LLC (Maturity
                Value $4,824,932)
              Goldman, Sachs & Co. (Maturity Value $4,824,932)
              Greenwich Capital Markets Inc. (Maturity Value $4,824,932)
              Lehman Brothers Inc. (Maturity Value $3,769,170)
              Merrill Lynch Government Securities Inc. (Maturity Value
                $4,824,932)
              Morgan Stanley & Co. Inc. (Maturity Value $4,824,932)
              UBS Securities LLC (Maturity Value $4,824,932)
                     Collateralized by U.S. Government Agency Securities,
                     3.00% - 6.625%, 8/23/07 - 6/28/12; g U.S. Government
                     Agency Discount Notes, 10/26/07; g U.S. Treasury Bill,
                     8/09/07 and U.S. Treasury Notes, 3.375% - 6.50%,
                     11/15/08 - 6/30/12
                                                                                                          --------------------------
       TOTAL INVESTMENTS (COST $1,109,802,463)                                                             1,081,957,859     101.14
       OTHER ASSETS, LESS LIABILITIES                                                                       (12,237,746)     (1.14)
                                                                                                          --------------------------
       NET ASSETS                                                                                          1,069,720,113     100.00
                                                                                                          --------------------------


       a The principal amount is stated in U.S. dollars unless otherwise indicated.

       b The coupon rate shown represents the rate at period end.

       c See Note 1(d) regarding senior floating rate interests.

       d See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

       e See Note 8 regarding unfunded loan commitments.

       f See Note 1(b) regarding repurchase agreement.

       g The security is traded on a discount basis with no stated coupon rate.


       SELECTED PORTFOLIO ABBREVIATIONS
       FRN          Floating Rate Note
       L/C          Letter of Credit
       REIT         Real Estate Investment Trust

   The accompanying notes are an integral part of these financial statements.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007

Assets:
   Investments in securities:
       Cost - Unaffiliated issuers                                                                        $ 1,048,142,996
       Cost - Repurchase agreements                                                                            61,659,467
                                                                                                          ---------------
       Total cost of investments                                                                          $ 1,109,802,463
                                                                                                          ---------------

       Value - Unaffiliated issuers                                                                         1,020,298,392
       Value - Repurchase agreements                                                                           61,659,467
                                                                                                          ---------------
       Total value of investments                                                                           1,081,957,859
   Cash                                                                                                         4,675,717
   Receivables:
       Investment securities sold                                                                              34,375,356
       Interest                                                                                                 7,372,733
                                                                                                          ---------------
            Total assets                                                                                    1,128,381,665
                                                                                                          ---------------
Liabilities:
   Payables:
       Investment securities purchased                                                                         45,238,276
       Capital shares redeemed                                                                                  5,777,420
       Affiliates                                                                                                 540,827
       Distributions to shareholders                                                                            6,260,532
   Unrealized loss on unfunded loan commitments (Note 8)                                                          566,702
   Accrued expenses and other liabilities                                                                         277,795
                                                                                                          ---------------
            Total liabilities                                                                                  58,661,552
                                                                                                          ---------------
                   Net assets, at value                                                                   $ 1,069,720,113
                                                                                                          ---------------
Net assets consist of:
   Paid-in capital                                                                                        $ 1,111,353,990
   Distributions in excess of net investment income                                                              (249,002)
   Net unrealized appreciation (depreciation)                                                                 (28,411,306)
   Accumulated net realized gain (loss)                                                                       (12,973,569)
                                                                                                          ---------------
                 Net assets, at value                                                                     $ 1,069,720,113
                                                                                                          ---------------
Net asset value and maximum offering price per share ($1,069,720,113 / 112,510,260 shares outstanding)    $          9.51
                                                                                                          ---------------

   The accompanying notes are an integral part of these financial statements.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2007

Investment income:
    Interest                                                                                             $  79,144,663
                                                                                                         -------------
Expenses:
    Management fees (Note 3a)                                                                                8,670,766
    Administrative fees (Note 3b)                                                                            1,358,922
    Custodian fees (Note 4)                                                                                     17,042
    Reports to shareholders                                                                                      7,859
    Professional fees                                                                                          160,043
    Trustees' fees and expenses                                                                                  2,660
    Other                                                                                                       75,362
                                                                                                         -------------
        Total expenses                                                                                      10,292,654
        Expense reductions (Note 4)                                                                            (14,681)
        Expenses waived/paid by affiliates (Note 3d)                                                        (3,750,933)
                                                                                                         -------------
             Net expenses                                                                                    6,527,040
                                                                                                         -------------
                  Net investment income (loss)                                                              72,617,623
                                                                                                         -------------
Realized and unrealized gains (losses):
    Net realized gain (loss) from investments                                                               (2,377,692)
    Net change in unrealized appreciation (depreciation) on investments                                    (27,572,215)
                                                                                                         -------------
Net realized and unrealized gain (loss)                                                                    (29,949,907)
                                                                                                         -------------
Net increase (decrease) in net assets resulting from operations                                          $  42,667,716
                                                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      Year Ended July 31,
                                                                                                    2007                 2006
                                                                                             ---------------------------------------
Increase (decrease) in net assets:
      Operations:
           Net investment income                                                             $     72,617,623      $     63,252,971
           Net realized gain (loss) from investments                                               (2,377,692)              502,393
           Net change in unrealized appreciation (depreciation) on investments                    (27,572,215)           (8,914,543)
                                                                                             ---------------------------------------
               Net increase (decrease) in net assets resulting from operations                     42,667,716            54,840,821

      Distributions to shareholders from net investment income                                    (72,772,124)          (63,744,758)
      Capital share transactions (Note 2)                                                         (41,029,763)           28,625,266
                                                                                             ---------------------------------------
               Net increase (decrease) in net assets                                              (71,134,171)           19,721,329
Net assets:
      Beginning of year                                                                         1,140,854,284         1,121,132,955
                                                                                             ---------------------------------------
      End of year                                                                            $  1,069,720,113      $  1,140,854,284
                                                                                             ---------------------------------------
Distributions in excess of net investment income included in net assets:
      End of year                                                                            $       (249,002)     $       (469,924)
                                                                                             ---------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (the Fund), which is organized as a partnership. The shares of the Fund are issued in the form of partnership interests and are exempt from registration under Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

A.  SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.


The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B.  JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on July 31, 2007. The joint repurchase agreement is valued at cost.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D.  SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E.  INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their income tax returns.

F.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the partners daily and distributed monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  SHARES OF BENEFICIAL INTEREST

At July 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                                   YEAR ENDED JULY 31,
                                                      2007                                   2006
                                        --------------------------------------------------------------------------------
                                           Shares              Amount             Shares             Amount
                                        --------------------------------------------------------------------------------
  Shares sold                                 31,322,400      $ 306,179,057         25,347,164       $ 248,905,074
  Shares redeemed                            (35,593,260)      (347,208,820)       (22,428,878)       (220,279,808)
                                        --------------------------------------------------------------------------------
  Net increase (decrease)                     (4,270,860)     $ (41,029,763)         2,918,286        $ 28,625,266
                                        --------------------------------------------------------------------------------

3.  TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
---------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                   Investment manager
Franklin Templeton Services, LLC (FT Services)                       Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)        Transfer agent

A.  MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B.  ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

   ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
         0.150%             Up to and including $200 million
         0.135%             Over $200 million, up to and including $700 million
         0.100%             Over $700 million, up to and including $1.2 billion
         0.075%             In excess of $1.2 billion

C.  TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D.  WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES (continued)

E.  OTHER AFFILIATED TRANSACTIONS

At July 31, 2007, the shares of the Fund were owned by the following entities:

          ENTITY                                                  SHARES
---------------------------------------------------------------------------
Franklin Floating Rate Fund PLC                                112,490,260
Franklin Resources Inc.                                             10,000
Templeton Investment Counsel LLC                                    10,000
                                                               ------------
Total                                                          112,510,260
                                                               ------------

4.  EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5.  INCOME TAXES

At July 31, 2007, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments                                  $ 1,109,963,566
                                                     ----------------

Unrealized appreciation                              $         4,014
Unrealized depreciation                                  (28,009,721)
                                                     ----------------
Net unrealized appreciation (depreciation)           $   (28,005,707)
                                                     ----------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, and bond discounts and premiums.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2007, aggregated $784,216,267 and $790,015,640, respectively.

7.  CREDIT RISK

The Fund has 86.11% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.  UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2007, unfunded commitments were as follows:

-------------------------------------------------------------------------------------
                                                                            UNFUNDED
BORROWER                                                                   COMMITMENT
-------------------------------------------------------------------------------------
Advance Food Co. Inc., Delayed Draw Term Loan                             $   200,000
Big West Oil LLC, Delayed Draw Term Loan                                      467,500
BNY ConvergEx Group LLC, Delayed Draw Term Loan                               487,880
Boise Cascade LLC, Delayed Draw Term Loan                                     219,572
Cannery Casino Resorts LLC, Delayed Draw Term Loan                          1,351,181
CBRL Group (Cracker Barrel), Term Loan B2 (Delayed Draw)                      213,621
Conseco Inc., Revolver                                                      4,000,000
Fender Musical Instruments, Delayed Draw                                      283,333
Greektown Holdings LLC, Delayed Draw Term Loan                                500,000
HUB International Holdings Inc., Delayed Draw Term Loan                       274,510
Iasis Healthcare LLC, Delayed Draw Term Loan                                  248,013
Las Vegas Sands LLC, Delayed Draw 1 Term Loan                                 940,000
NRG Holdings, Inc., Term Loan                                               2,395,551
Oxbow Carbon LLC, Delayed Draw Term Loan                                      281,879
Pantry Inc., Delayed Draw Term Loan                                           691,807
Sealy Mattress Co., Revolver                                                  750,000
TDS Investor Corp. (Travelport), Delayed Draw Term Loan                     3,771,797
United Surgical Partners Internatioanl Inc., Delayed Draw Term Loan           261,532
Univision Communications Inc., Delayed Draw Term Loan                         724,832
Valassis Communications Inc., Delayed Draw Term Loan                          640,000
WMG Acquisition Corp. (Warner Music), Revolver A                            3,427,333
                                                                          -----------
                                                                          $22,130,341
                                                                          -----------

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.  SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2007, the Fund made the following distributions:

Payment Date                                   Amount Per Share
---------------------------------------------------------------
      8/31/2006                                      $0.056262
      9/29/2006                                      $0.054615
     10/31/2006                                      $0.056289
     11/30/2006                                      $0.055227
     12/29/2006                                      $0.056905
      1/31/2007                                      $0.056962
      2/28/2007                                      $0.049513
      3/30/2007                                      $0.054762
      4/30/2007                                      $0.054716
      5/31/2007                                      $0.053100
      6/29/2007                                      $0.053526
      7/31/2007                                      $0.054877
---------------------------------------------------------------
Total                                                $0.656754

Daily distribution information is available at the registered office upon request.

10.  OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees or official creditors' committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

11.  FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed an adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SNDY) against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust. The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of the fraudulent transfers. The reference of this adversary proceeding to the Bankruptcy Court has been withdrawn, and the matter is now pending in U.S. District Court (SDNY) before Judge Lawrence McKenna.

The Franklin defendants have not yet been required to respond to the complaint or to discovery, and other pending motions to dismiss have not been ruled upon. Thus, it is not possible to predict the lawsuit's outcome at this preliminary stage of the proceedings. However, management of the funds does not expect that the result will have a material adverse effect on the financial condition of the funds.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Fund did not participate in that settlement.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

13.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Trust believes the adoption of FIN 48 will have no material impact on its financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF FRANKLIN FLOATING RATE MASTER TRUST AND SHAREHOLDERS OF FRANKLIN FLOATING RATE MASTER SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian, brokers, and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2007




 ACTION BY WRITTEN CONSENT OF A SHAREHOLDER, APRIL 16, 2007

Franklin Floating Rate Fund PLC (the "Company"), an Irish public limited company and a holder of more than 99.9% of the outstanding shares of Franklin Floating Rate Master Series (the "Fund"), a series of Franklin Floating Rate Master Trust, a Delaware statutory trust (the "Trust"), adopted and approved certain resolutions by written consent without a meeting of the Fund and Trust pursuant to Article V, Section 3 of the Second Amended and Restated Agreement and Declaration of Trust of the Trust (the "Trust Agreement"). Based upon the instructions of holders of 100% of the shares in the capital of the Company, representing more than a majority of the outstanding shares of the Fund, amended and restated fundamental investment restrictions for the Fund were approved and adopted for the Fund; and the following persons were elected to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W.T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees.

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------  --------------  --------------  -----------------------  -------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED     BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  --------------  -----------------------  -------------------------------------------
HARRIS J. ASHTON (1932)         Trustee         Since 1999      140                      Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                     company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY,  Director, RBC Holdings, Inc. (bank holding  company)  (until 2002);  and  President,  Chief  Executive  Officer and
Chairman of the Board,  General Host  Corporation  (nursery  and craft  centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee         Since April     121                      None
One Franklin Parkway                            2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  President,  senior  member and past  President,  Board of  Administration,
California Public Employees Retirement Systems (CALPERS);  and FORMERLY,  member and Chairman of the Board, Sutter Community Hospitals;  member, Corporate Board,
Blue  Shield  of  California;  and  Chief  Counsel,   California  Department  of
Transportation.
------------------------------------------------------------------------------------------------------------------------------------
SAM GINN (1937)                 Trustee         Since March     121                      Director, Chevron Corporation (global
One Franklin Parkway                            2007                                     energy company) and ICO Global
San Mateo, CA 94403-1906                                                                 Communications (Holdings) Limited
                                                                                         (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private  investor;  and  FORMERLY,  Chairman  of the  Board,  Vodafone  AirTouch
(wireless  company),  PLC;  Chairman of the Board and Chief  Executive  Officer,
AirTouch  Communications  (cellular  communications)   (1993-1998)  and  Pacific
Telesis Groups (telephone holding company) (1988-1994).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee         Since 1999      140                      Director, Hess Corporation (formerly,
One Franklin Parkway                                                                     Amerada Hess Corporation) (exploration and
San Mateo, CA 94403-1906                                                                 refining of oil and gas), H.J. Heinz
                                                                                         Company (processed foods and allied
                                                                                         products), RTI International Metals, Inc.
                                                                                         (manufacture and distribution of titanium),
                                                                                         Canadian National Railway (railroad) and
                                                                                         White Mountains Insurance Group, Ltd.
                                                                                         (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY,  Assistant to the  President of the United  States and  Secretary of the Cabinet  (1990-1993);
General  Counsel to the  United  States  Treasury  Department  (1989-1990);  and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee         Since 1999      121                      Director, Center for Creative Land
One Franklin Parkway                                                                     Recycling (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)           Trustee         Since 2005      140                      Director, Hess Corporation (formerly,
One Franklin Parkway                                                                     Amerada Hess Corporation) (exploration and
San Mateo, CA 94403-1906                                                                 refining of oil and gas) and Sentient Jet
                                                                                         (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman  Emeritus,  The Hertz  Corporation  (since 2000) (Chairman of the Board
(1980-2000) and Chief Executive Officer (1977-1999));  and FORMERLY, Chairman of
the Board, President and Chief Executive Officer, UAL Corporation.
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)        Trustee         Since April     140                      None
One Franklin Parkway                            2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice  President -  Government  Affairs,  General  Counsel and  Secretary,
PepsiCo,  Inc.  (consumer  products);  and FORMERLY,  Director,  Delta  Airlines
(aviation) (2003-2005) and Providian Financial Corp. (1997-2001);  Senior Fellow
of The Brookings  Institution  (2003-2004);  Visiting  Professor,  University of
Georgia School of Law (2004);  and Deputy Attorney General,  U.S.  Department of
Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)           Trustee         Since April     121                      None
One Franklin Parkway                            2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President  and Founder,  Hyannis  Port  Capital,  Inc.  (real estate and private equity investing);  serves on private and non-profit boards; and FORMERLY, Chief
Operating Officer and Executive Vice President,  Gap, Inc. (retail) (1996-2000);
Chief  Financial  Officer  and  Executive  Vice  President  - Finance  Strategy,
Staples,  Inc.  (office  supplies)  (1992-1996);   Executive  Vice  President  -
Corporate  Planning,   Northwest  Airlines,  Inc.  (airlines)  (190-1992);  Vice
President and Partner, Bain & Company (consulting firm) (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------  --------------  --------------  -----------------------  ----------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED     BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------  --------------  --------------  -----------------------  ----------------------------
**CHARLES B. JOHNSON (1933)     Trustee and     Since 1999      140                      None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board,  Member - Office of the Chairman and  Director,  Franklin
Resources,  Inc.;  Director,  Templeton  Worldwide,  Inc.;  and  officer  and/or director or trustee,  as the case may be, of some of the other  subsidiaries  of
Franklin  Resources,  Inc.  and of 42 of the  investment  companies  in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)     Trustee         Since April     91                       None
One Franklin Parkway                            2007
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director,  President and Chief  Executive  Officer,  Franklin  Resources,  Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources,  Inc. and of 33 of the investment  companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
MARK BOYADJIAN (1964)           Vice            Since 2003      Not Applicable           Not Applicable
One Franklin Parkway            President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President,  Franklin Advisers,  Inc. and Templeton Worldwide,  Inc.;
and  officer  of  two  of  the  investment   companies  in  Franklin   Templeton
Investments).
-----------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief           Chief           Not Applicable           Not Applicable
One Franklin Parkway            Compliance      Compliance
San Mateo, CA 94403-1906        Officer and     Officer
                                Vice President  since 2004
                                - AML           and Vice
                                Compliance      President -
                                                AML
                                                Compliance
                                                since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director,  Global Compliance,  Franklin Resources,  Inc.; officer of some of the other  subsidiaries  of Franklin  Resources,  Inc.  and of 46 of the  investment
companies  in  Franklin  Templeton  Investments;   and  FORMERLY,   Director  of
Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer       Since 2004      Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  President,  Franklin  Templeton  Services,  LLC;  officer  of  30  of  the investment companies in Franklin Templeton Investments;  and FORMERLY,  Director
and member of Audit and Valuation  Committees,  Runkel Funds, Inc.  (2003-2004);
Assistant  Treasurer of most of the investment  companies in Franklin  Templeton
Investments  (1997-2003);  and Vice President,  Franklin Templeton Services, LLC
(1997-2003).
-----------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice     Since 2002      Not Applicable           Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President,  Franklin Templeton Services,  LLC; Senior Vice President,  Templeton
Worldwide,  Inc.;  and  officer of some of the other  subsidiaries  of  Franklin
Resources,  Inc. and of 46 of the  investment  companies  in Franklin  Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President  Since 2000      Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel,  Franklin Templeton  Investments;  officer and director of one of the subsidiaries of Franklin Resources,  Inc.; and officer of
46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)   President and   President       Not Applicable           Not Applicable
One Franklin Parkway            Chief           since 1999
San Mateo, CA 94403-1906        Executive       and Chief
                                Officer         Executive
                                - Investment    Officer -
                                Management      Investment
                                                Management
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director,  Franklin Advisers,  Inc. and Templeton Worldwide,  Inc.; Senior
Vice President,  Franklin Advisory Services, LLC; and officer and/or director or trustee,  as the case may be,  of some of the  other  subsidiaries  of  Franklin
Resources,  Inc. and of 44 of the  investment  companies  in Franklin  Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)        Vice President  Since 2006      Not Applicable           Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of
30 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice President  Since 2005      Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President,  Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin  Resources,  Inc. and of 46 of the investment companies in Franklin Templeton Investments;  and FORMERLY,  Partner,
Shearman & Sterling,  LLP (2004-2005);  and General Counsel,  Investment Company
Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief           Since 2004      Not Applicable           Not Applicable
500 East Broward Blvd.          Financial
Suite 2100                      Officer and
Fort Lauderdale, FL 33394-3091  Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President,  Franklin Templeton  Services,  LLC; officer of 46 of the investment companies in Franklin Templeton Investments;  and FORMERLY,  Managing
Director, RSM McGladrey, Inc. (1999-2004);  and Partner, McGladrey & Pullen, LLP
(1979-1987 and 1991-2004).
-----------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to July 31, 2007, S. Joseph Fortunato, Rupert H. Johnson, Jr. and Gordon S. Macklin ceased to be trustees of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

SHAREHOLDER INFORMATION

At a meeting held February 27, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. It was noted that at regular Board meetings during the course of the year, the Trustees had reviewed and discussed portfolio performance and financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Manager and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. The Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including management's explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Report and other additional material prepared by management were sent to each of the Trustees on February 2, 2007. Such material was reviewed and discussed by the independent Trustees among themselves and with management in a telephonic conference call that took place February 16, 2007. Questions raised in such telephonic conference call were responded to by management and were discussed at a meeting of independent Trustees held prior to the Board meeting.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $65,090 for the fiscal year ended July 31, 2007 and $78,402 for the fiscal year ended July 31, 2006.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $11,200 for the fiscal year end July 31, 2007 and $0 for fiscal year end July 31, 2006.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended July 31, 2007 and $0 for the fiscal year ended July 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2007 and $589 for the fiscal year ended July 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2007 and $175,272 for the fiscal year ended July 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $57,200 for the fiscal year ended July 31, 2007 and $175,861 for the fiscal year ended July 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2007